ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2015
Allowance For Loan And Lease Losses [Abstract]
Schedule of allowance loan and lease losses

The following table summarizes the allocation in the ALLL by loan segment:

		Residential real	Consumer and
December 31, 2015	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$6,719	$1,053	$162	$7,934
Less: charge-offs	-	(34)	(13)	(47)
Add: recoveries	683	12	22	717
Add: provisions	-	30	-	30
Ending balance	$7,402	$1,061	$171	$8,634

		Residential real	Consumer and
December 31, 2014	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$7,359	$1,084	$152	$8,595
Less: charge-offs	(739)	(41)	(11)	(791)
Add: recoveries	99	10	21	130
Add: provisions	-	-	-	-
Ending balance	$6,719	$1,053	$162	$7,934

		Residential real	Consumer and
December 31, 2013	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$7,528	$1,109	$172	$8,809
Less: charge-offs	(222)	(27)	(49)	(298)
Add: recoveries	53	2	29	84
Add: provisions	-	-	-	-
Ending balance	$7,359	$1,084	$152	$8,595

Schedule of recorded investment bsed on impairment methodology

The following tables detail the amount of the ALLL allocated to each portfolio segment as of December 31, 2015, 2014 and 2013, disaggregated on the basis of the Company’s impairment methodology:

		Residential	Consumer and
December 31, 2015	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$57	$102	$-	$159
Loans collectively evaluated for impairment	7,345	959	171	8,475
Ending balance	$7,402	$1,061	$171	$8,634

		Residential	Consumer and
December 31, 2014	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$42	$10	$-	$52
Loans collectively evaluated for impairment	6,677	1,043	162	7,882
Ending balance	$6,719	$1,053	$162	$7,934

		Residential	Consumer and
December 31, 2013	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$342	$118	$11	$471
Loans collectively evaluated for impairment	7,017	966	141	8,124
Ending balance	$7,359	$1,084	$152	$8,595

     The following table shows loans as of December 31, 2015, 2014 and 2013 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology:

		Residential	Consumer and
December 31, 2015	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$886	$1,340	$74	$2,300
Loans collectively evaluated for impairment	427,768	258,914	42,284	728,966
Ending balance	$428,654	$260,254	$42,358	$731,266

		Residential	Consumer and
December 31, 2014	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$8,014	$978	$411	$9,403
Loans collectively evaluated for impairment	374,781	228,170	39,698	642,649
Ending balance	$382,795	$229,148	$40,109	$652,052

		Residential	Consumer and
December 31, 2013	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$8,227	$987	$11	$9,225
Loans collectively evaluated for impairment	346,148	212,776	38,617	597,541
Ending balance	$354,375	$213,763	$38,628	$606,766